PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment
Movements in property, plant and equipment are summarized below.

	Land	Industrial buildings	Plant, machinery and equipment	Other assets	Advances and assets under construction	Total
	(€ thousand)
Gross carrying amount at December 31, 2023	151,229	523,147	3,205,733	265,245	391,792	4,537,146
Additions	1,565	56,504	105,175	60,804	332,908	556,956
Divestitures	—	(2,853)	(75,491)	(7,039)	(78)	(85,461)
Reclassifications	1	80,119	116,426	(6,600)	(224,842)	(34,896)
Translation differences and other movements	18	509	(1,848)	4,459	(645)	2,493
Balance at December 31, 2024	152,813	657,426	3,349,995	316,869	499,135	4,976,238
Additions	—	27,029	159,208	80,565	288,114	554,916
Divestitures	—	(2,595)	(72,851)	(20,028)	(1,198)	(96,672)
Reclassifications	5,353	14,452	244,518	(3,925)	(272,519)	(12,121)
Translation differences and other movements	(34)	(3,065)	(86)	(7,584)	(10,089)	(20,858)
Balance at December 31, 2025	158,132	693,247	3,680,784	365,897	503,443	5,401,503

Accumulated depreciation at December 31, 2023	—	232,068	2,547,621	182,257	—	2,961,946
Depreciation	—	27,042	243,424	29,172	—	299,638
Divestitures	—	(1,516)	(72,308)	(6,540)	—	(80,364)
Reclassifications	—	(8,153)	(12,355)	(12,668)	—	(33,176)
Translation differences and other movements	—	(56)	(4,226)	3,692	—	(590)
Balance at December 31, 2024	—	249,385	2,702,156	195,913	—	3,147,454
Depreciation	—	30,017	234,243	34,474	—	298,734
Divestitures	—	(1,693)	(70,264)	(17,403)	—	(89,360)
Reclassifications	—	(5,170)	(516)	(5,053)	—	(10,739)
Translation differences and other movements	—	(1,694)	1,745	(2,528)	—	(2,477)
Balance at December 31, 2025	—	270,845	2,867,364	205,403	—	3,343,612

Carrying amount at:
December 31, 2023	151,229	291,079	658,112	82,988	391,792	1,575,200
of which right-of use assets under IFRS 16	—	22,971	3,396	41,888	—	68,255
December 31, 2024	152,813	408,041	647,839	120,956	499,135	1,828,784
of which right-of use assets under IFRS 16	—	38,918	8,569	68,884	—	116,371
December 31, 2025	158,132	422,402	813,420	160,494	503,443	2,057,891
of which right-of use assets under IFRS 16	—	37,022	6,131	103,113	—	146,266

Disclosure of quantitative information about right-of-use assets
Movements in right-of-use assets are summarized below.

	Industrial buildings	Plant, machinery and equipment	Other assets	Total
	(€ thousand)
Balance at December 31, 2023	22,971	3,396	41,888	68,255
Additions	27,474	7,529	39,676	74,679
Disposals	(1,231)	(2)	(17)	(1,250)
Depreciation	(10,445)	(2,364)	(13,977)	(26,786)
Translation differences and other movements	149	10	1,314	1,473
Balance at December 31, 2024	38,918	8,569	68,884	116,371
Additions	9,909	411	59,386	69,706
Disposals	(113)	(17)	(2,145)	(2,275)
Depreciation	(11,359)	(2,809)	(18,683)	(32,851)
Translation differences and other movements	(333)	(23)	(4,329)	(4,685)
Balance at December 31, 2025	37,022	6,131	103,113	146,266

Disclosure of amounts recognized in Income Statement in relation to leases	A breakdown of lease expenses is presented below.

	For the year ended December 31,
	2025	2024	2023
	(€ thousand)
Depreciation of right-of-use assets	32,851	26,786	19,589
Interest expense on lease liabilities	5,032	3,356	1,450
Variable lease payments not included in the measurement of lease liabilities	1,245	1,781	1,213
Expenses relating to short-term leases and leases of low-value assets	4,043	3,077	2,842
Total expenses recognized	43,171	35,000	25,094